VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
As of January 1	$ 2,431,136	$ 2,438,720
Additions	11,304	1,349
Transfer from asset under development	1,296,431	0
Transfer to asset under development	(90,828)	0
Write-offs	(9,995)	(8,933)
As of December 31	3,638,048	2,431,136	$ 2,438,720
Depreciation, amortization and impairment
As of January 1	(354,077)	(284,889)
Charge for the year	(93,415)	(76,522)
Transfer to asset under development	70,828	0
Write-offs	9,995	7,334
As of December 31	(366,669)	(354,077)	(284,889)
Net book value as at December 31	3,271,379	2,077,059
Interest costs capitalized	148,100
Vessels and equipment
Depreciation, amortization and impairment
Charge for the year	(93,400)	(76,500)	$ (73,000)
Drydocking
Cost
As of January 1	37,400
As of December 31	133,300	37,400
Depreciation, amortization and impairment
As of January 1	(24,300)
As of December 31	(26,000)	(24,300)
Office equipment
Cost
As of January 1	3,900
As of December 31	5,700	$ 3,900
License
Depreciation, amortization and impairment
Amortization charge	$ 300